Impairment of goodwill and long-lived assets	3 Months Ended
Mar. 31, 2012
Impairment of goodwill and long-lived assets
Impairment of goodwill and long-lived assets

8.  Impairment of goodwill and long-lived assets

As disclosed during the second quarter of 2011, certain of the Company’s regions’ patient volume had stabilized in their respective markets.  Although the Company had a stabilization of patient volume, the Company was reviewing its anticipated growth expectations in certain of the reporting units and was considering whether it was necessary to adjust expectations for the remainder of the year.  During the third quarter of 2011, Company determined that its previously projected cash flows for certain of its reporting units were not likely to be achieved and as a result revised these estimated cash flows and obtained a valuation analysis and appraisal to enable the Company to determine if all or a portion of the recorded goodwill or any portion of other long-lived assets were impaired.  The reporting units affected were affected by the deterioration in the housing market and the continued high unemployment rates, as well as the local economic conditions in the communities the Company serves.

During the third quarter of 2011, the Company completed an interim impairment test for goodwill and indefinite-lived intangible assets as a result of its review of growth expectations and the release of the final rule issued on the physician fee schedule for 2012 and 2013 by the Centers for Medicare and Medicaid Services (“CMS”), the government agency responsible for administering the Medicare program, on November 1, 2011, which included certain rate reductions on Medicare payments to freestanding radiation oncology providers.  In performing this test, the Company assessed the implied fair value of its goodwill and intangible assets. It was determined that the implied fair value of goodwill and/or indefinite-lived intangible assets was less than the carrying amount, and as a result the Company recorded an impairment charge. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination. The estimated fair value of the reporting unit was allocated to all of the assets and liabilities of the reporting unit (including the unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the estimated fair value of the reporting unit was the purchase price paid. Based on (i) assessment of current and expected future economic conditions, (ii) trends, strategies and forecasted cash flows at each reporting unit and (iii) assumptions similar to those that market participants would make in valuing the Company’s reporting units, the Company’s management determined that the carrying value of goodwill and trade name in certain U.S. Domestic markets, including North East United States (New York, Rhode Island, Massachusetts and southeast Michigan), California, South West United States (central Arizona and Las Vegas, Nevada), the Florida east coast, Northwest Florida and Southwest Florida regions exceeded their fair value.  Accordingly, the Company recorded noncash impairment charges in the U.S. Domestic reporting segment totaling $234.9 million in the consolidated statement of comprehensive loss during the third quarter of 2011.

Impairment charges relating to goodwill and trade name during the third quarter of 2011 are summarized as follows:

(in thousands):	North East U.S.	California	South West U.S.	Florida East Coast	Northwest Florida	Southwest Florida	Total
Goodwill	$13,412	$10,236	$45,127	$32,963	$40,026	$84,751	$226,515
Trade name	$258	$982	$4,049	$—	$969	$2,152	$8,410

During the fourth quarter of 2011, the Company decided to rebrand its current trade name of 21st Century Oncology. As a result of the rebranding initiative and concurrent with the Company’s annual impairment test for goodwill and indefinite-lived intangible assets, the Company incurred an impairment loss of approximately $121.6 million. Approximately $49.8 million of the $121.6 million related to the trade name impairment as a result of the rebranding initiative.  The remaining $71.8 million of impairment was related to goodwill in certain of the Company’s reporting units, including North East United States, (New York, Rhode Island, Massachusetts and southeast Michigan), and California, Southwest U.S. (Arizona and Nevada). The remaining domestic U.S. trade name of approximately $4.6 million will be amortized over its remaining useful life through December 31, 2012.  The Company incurred approximately $0.9 million in amortization expense during the fourth quarter.

Impairment charges relating to goodwill and trade name during the fourth quarter of 2011 are summarized as follows:

(in thousands):	North East U.S.	Mid East U.S.	Central South East U.S.	California	South West U.S.	Florida East Coast	Northwest Florida	Southwest Florida	Total
Goodwill	$37,940	$—	$—	$14,664	$19,144	$—	$—	$—	$71,748
Trade name	$5,245	$8,810	$6,755	$2,560	$3,706	$4,440	$5,728	$12,590	$49,834

The estimated fair value measurements were developed using significant unobservable inputs (Level 3).  For goodwill, the primary valuation technique used was an income methodology based on management’s estimates of forecasted cash flows for each reporting unit, with those cash flows discounted to present value using rates commensurate with the risks of those cash flows.  In addition, management used a market-based valuation method involving analysis of market multiples of revenues and earnings before interest, taxes, depreciation and amortization (“EBITDA”) for (i) a group of comparable public companies and (ii) recent transactions, if any, involving comparable companies.  For trade name intangible assets, management used the income-based relief-from-royalty valuation method in which fair value is the discounted value of forecasted royalty revenues arising from a trade name using a royalty rate that an independent party would pay for use of that trade name.  Assumptions used by management were similar to those that management believes would be used by market participants performing valuations of these regional divisions.   Management’s assumptions were based on analysis of current and expected future economic conditions and the strategic plan for each reporting unit.

In addition to the goodwill and trade name impairment losses noted above, an impairment loss of approximately $2.7 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized during the third quarter of 2011 related to the Company’s write-off of its 45% investment interest in a radio-surgery center in Rhode Island in the North East U.S. region due to continued operating losses since its inception in 2008.  The estimated fair value measurements were developed using significant unobservable inputs (Level 3), including continued operating losses, declining operating cash flow and the limited use of the CyberKnife technology in treating cancer patients.  In addition, during the fourth quarter of 2011, an impairment loss of approximately $0.8 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized related to the impairment of certain leasehold improvements of a planned radiation treatment facility office closing in Baltimore, Maryland in the Central South East U.S. region and $0.7 million impairment on certain deposits on equipment.

The Company implemented the qualitative screen test approach in assessing goodwill impairment for its international region. The qualitative analysis was limited to the international region due to its recent expansion into a new divisional region as a result of the Company’s acquisition of MDLLC on March 1, 2011.  Factors that contributed to the qualitative screen test included the macroeconomic conditions in Latin America remained strong in 2011 and its growth exceeding the growth estimates of the U.S. economy.  Other factors included continued migration toward more clinically sophisticated radiation oncology services which have higher reimbursement rates, and the implementation of operational enhancements from equipment upgrades which enable the Company to increase the number of patients treated and improve the clinical quality of the service.  Operational improvements, improvements in treatment mix, as well as new capacity coming on line from the Company’s recent acquisition of five additional radiation treatment centers in Argentina in November 2011 are expected to produce continued growth in the international region.  As the international region’s current and projected results exceed original forecasts, the Company’s view that it is more likely than not that the value of the international reporting unit is equal to or in excess of its carrying amount and therefore a further quantitative step 1 goodwill impairment analysis was not necessary.